TSC Distributors LLC,
                            10 High Street, Suite 701
                                Boston, MA 02110

Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                           TSC UITS 3
                       (File No. 333-192822) (CIK 1593256)

Ladies/Gentlemen:

     The undersigned, TSC UITS 3 (the "Fund"), registrant, by TSC Distributors, LLC depositor of the Fund and of the units covered by the subject Registration Statement, pursuant to the provisions of Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, hereby respectfully requests that the Securities and Exchange Commission consent to the filing of the amendment to the Registration Statement and grant acceleration of the effectiveness of said Registration Statement, as amended, so that the same may become effective as early as practicable on January 15, 2014, or as soon thereafter as possible.

                                Very truly yours,

                                TSC UITS 3

                                By TSC Distributors, LLC,


                                By     /s/ TINA K. SINGH
                                  -----------------------------
                                         Tina K. Singh
                                    Chief Executive Officer
















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